Consolidated Statements of Cash Flows (AUD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities provided by/(used in):
Net profit/(loss)	(14,692,117)	(6,610,525)	1,430,463
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	3,298,541	2,990,858	2,851,285
Share based payments expense	2,255,842	1,677,003	1,078,771
Loss on fixed assets disposal	17,715	2,618	60,658
Change in assets and liabilities:
Inventory	(428,307)	(2,885,969)	(305,124)
Accounts receivables	(1,300,985)	(3,733,332)	(114,713)
Prepaid expenses and other current assets	(725,797)	(6,079)	141,331
Deferred revenue	4,492,426	118,305	290,904
Employee entitlements	249,231	73,493	50,192
Accounts payable and accrued expenses	(325,667)	1,959,380	383,389
Net cash provided by/(used in) operating activities	(7,159,118)	(6,414,248)	5,867,156
Cash flows from investing activities:
Instalment payments to acquire plant and equipment		(988,334)	(2,145,808)
Purchases of property, plant and equipment	(1,102,943)	(1,331,959)	(844,199)
Net cash used in investing activities	(1,102,943)	(2,320,293)	(2,990,007)
Cash flows from financing activities:
Proceeds from borrowings			479,673
Repayment of borrowings			(479,673)
Proceeds from stock options exercised	79,504	715,296	78,998
Net cash provided by financing activities	79,504	715,296	78,998
Net increase/(decrease) in cash and cash equivalents	(8,182,557)	(8,019,245)	2,956,147
Cash and cash equivalent at beginning of period	23,271,766	31,291,011	28,334,864
Cash and cash equivalents at end of period	15,089,209	23,271,766	31,291,011